Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001690012
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	InPoint Commercial Real Estate Income, Inc.